FIRST
INVESTORS
CASH
MANAGEMENT
FUND, INC.

FIRST
INVESTORS
TAX-EXEMPT
MONEY MARKET
FUND, INC.

SEMI-
ANNUAL
REPORT


JUNE 30, 1997


Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear.


The following appears in a box to the left of the above language:

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NEED SERVICE?

If you have questions about your account...or would like information regarding other products or services...please contact your representative or call our Shareholder Services Department at...

(800) 423-4026

The following appears in a box within the above box:

Our business is...putting investors first

The following appears on the bottom lefthand side:


FIMM-103



Portfolio Manager's Letter
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Dear Investor:

We are pleased to present the semi-annual report for First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc. for the six months ended June 30, 1997. During this period, the Cash Management Fund Class A shares returned 2.4% and the Class B shares returned 2.0% or 4.9% and 4.1%, respectively, on an annualized basis, while maintaining a $1.00 net asset value throughout the period. For the same period, the Tax-Exempt Money Market Fund Class A shares returned 1.5% and the Class B shares returned 1.1% or 3.0% and 2.2%, respectively, on an annualized basis, 100% of which was free from federal income taxes, while also maintaining a stable $1.00 net asset value.

The first half of 1997 ended with an ideal economy: sustained, moderate growth with little inflation. Early in the year it appeared that the economy might have been growing too fast as gross domestic product expanded at a 4.9% annual rate during the first quarter. Concerned by the economy's strength, the Federal Reserve raised short-term interest rates in March for the first time in over 2 years as an "insurance policy" in case faster growth led to higher inflation. The Federal Reserve's action subsequently appeared to be unnecessary as the economy slowed down significantly in the second quarter and consumer inflation in fact decelerated to an annual rate of less than 2.5%.

Although both the bond and stock markets suffered setbacks at times during the first six months of the year, the combination of moderate growth and low inflation ultimately provided a positive environment for investors. The markets were also buoyed by an agreement between the President and Congress to eliminate the Federal budget deficit over the next five years. Lastly, the markets benefited from substantial demand for both stocks and bonds throughout the first half of 1997.

While the stock market was rising to new heights during the first half of 1997, investors continued to express interest in money market funds as assets in taxable and tax free money market funds rose by 8% and 4%, respectively. Though the Funds' returns for the first six months pale in comparison to returns provided by most equity funds, the relatively stable asset value nature of a money market fund remains a key attraction to investors. In addition, diversification of assets is key to a wise investment plan.

Money market funds continue to be among the most conservative investment vehicles available, offering stability of principal, free check writing privileges, easy access to account information, and a return that is generally better than that available on most bank savings or checking accounts. The First Investors money market funds are particularly conservative, investing only in "first tier" securities that are considered to present minimal risk to investors. In addition, the Funds' weighted average maturities have been shorter than those of their peer group average. Even though the Funds are conservatively managed, there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are not insured by the Federal Deposit Insurance Corporation and are not guaranteed by a bank or other entity.

The outlook for the financial markets continues to be positive. The economy is growing moderately, inflation is subdued and the Federal Reserve is unlikely to tolerate unsustainably fast economic growth. Demand for financial assets is likely to remain strong both here and overseas. While the sizable recent returns in some markets are not likely to continue, the factors which might cause a sustained downturn are not readily apparent.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/MICHAEL J. O'KEEFE

Michael J. O'Keefe
Vice President
and Portfolio Manager

July 28, 1997




Portfolio of Investments
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
June 30, 1997
--------------------------------------------------------------------------------------------------------------
                                                                                                       Amount
                                                                                                     Invested
                                                                                                     For Each
  Principal                                                               Interest                 $10,000 of
     Amount       Security                                                   Rate*          Value  Net Assets
--------------------------------------------------------------------------------------------------------------
                  CORPORATE NOTES--99.1%
     $1,772M      Abbott Laboratories, 7/9/97                                 5.50%    $1,769,834        $136
      6,200M      Air Products and Chemicals, Inc., 8/22/97                   5.53      6,150,476         474
      5,000M      Ameritech Capital Funding Corp., 10/24/97                   5.66      4,909,676         378
      2,480M      Anheuser Busch Companies, Inc., 7/1/97                      6.15      2,480,000         191
      3,000M      Avnet, Inc., 7/11/97                                        5.60      2,995,334         231
      3,350M      Avnet, Inc., 8/4/97                                         5.60      3,332,282         257
      6,000M      CPC International, Inc., 7/7/97                             5.60      5,994,400         462
      4,000M      Dow Chemical Co., 7/11/97                                   5.50      3,993,889         308
      3,000M      DuPont (E.I.) de Nemours & Co., 7/7/97                      5.65      2,997,175         231
      3,000M      DuPont (E.I.) de Nemours & Co., 7/22/97                     5.51      2,990,358         230
      5,000M      Engelhard Corp., 7/14/97                                    5.65      4,989,799         384
      2,500M      General Electric Capital Corp., 9/3/97                      5.58      2,475,201         191
      4,000M      General Electric Capital Corp., 9/30/97                     5.55      3,943,883         304
      1,900M      General Mills, Inc., 10/3/97                                5.73      1,899,862         146
        750M      Golden Peanut Co., 9/8/97                                   5.57        741,993          57
      3,026M      Hartford Steam Boiler Insp. & Ins. Co., 7/16/97             5.58      3,018,964         233
      2,500M      IBM Corp., 8/22/97                                          5.56      2,479,922         191
      1,000M      Laclede Gas Co., 7/3/97                                     5.75        999,681          77
      4,000M      McGraw-Hill, Inc., 8/21/97                                  5.55      3,968,550         306
      5,500M      MetLife Funding, Inc., 8/8/97                               5.55      5,467,779         421
      5,000M      MidAmerica Energy Holdings Co., 8/26/97                     5.57      4,956,678         382
      4,300M      Nalco Chemical Co., 7/18/97                                 5.64      4,288,548         330
      2,000M      National Rural Utilities Coop. Fin. Corp., 8/25/97          5.55      1,983,042         153
      4,000M      National Rural Utilities Coop. Fin. Corp., 9/25/97          5.54      3,947,062         304
      5,500M      New York Times Co., 7/1/97                                  6.25      5,500,000         424
      4,000M      NYNEX Corp., 7/21/97                                        5.55      3,987,667         307
      3,000M      Paccar Financial Corp., 8/25/97                             5.57      2,974,470         229
      6,000M      Prudential Funding Corp., 8/20/97                           5.56      5,953,666         459
      1,250M      RTZ America, Inc., 9/4/97                                   5.60      1,237,361          95
      3,400M      Sherwin Williams Co., 8/21/97                               5.57      3,373,171         260
      6,000M      Southern California Edison Co., 7/25/97                     5.52      5,977,920         461
      6,000M      The Stanley Works, 8/6/97                                   5.61      5,966,340         460
      5,000M      Union Electric Co., 7/30/97                                 5.55      4,977,645         383
      4,000M      Winn-Dixie Stores, Inc., 7/15/97                            5.65      3,991,211         307
      2,000M      Winn-Dixie Stores, Inc., 10/7/97                            5.55      1,969,783         152
--------------------------------------------------------------------------------------------------------------
                  Total Value of Corporate Notes (cost $128,683,622)                  128,683,622       9,914
--------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCIES--1.0%
      1,000M      Federal Home Loan Mortgage Corp., 5/18/98                   5.84        994,925          77
        250M      Federal National Mortgage Association, 7/10/97              5.89        250,176          19
--------------------------------------------------------------------------------------------------------------
                  Total Value of U.S. Government Agencies
                    (cost $1,245,101)                                                   1,245,101          96
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $129,928,723)+                              100.1%   129,928,723      10,010
Excess of Liabilities Over Other Assets                                        (.1)      (126,624)        (10)
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                   100.0%  $129,802,099     $10,000
==============================================================================================================

* The interest rates shown are the effective rates at the time of purchase by the Fund.
+ Aggregate cost for federal income tax purposes is the same.

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 1997
------------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
Principal                                                                                              $10,000 of
  Amount      Security                                                                          Value  Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL NOTES AND VARIABLE RATE SECURITIES--106.6%
              Alabama--4.3%
   $  900M    City of Birmingham Wts., Series A, VR, 4.15%
              (LOC; Regions Bank)                                                         $   900,000     $   429
------------------------------------------------------------------------------------------------------------------
              California--2.4%
      500M    L.A. County Tax & Rev. Antic. Notes, 3.85%, 6/30/98                             503,120         240
------------------------------------------------------------------------------------------------------------------
              Colorado--.1%
       20M    Clear Creek County Rev. Antic. Wts., VR, 4.2%
              (LOC; National Westminster Bank)                                                 20,000          10
------------------------------------------------------------------------------------------------------------------
              District of Columbia--4.8%
    1,000M    District of Columbia, University Rev. Bonds, VR, 4.2%
              (American University)(LOC; National Westminister Bank)                        1,000,000         477
------------------------------------------------------------------------------------------------------------------
              Florida--2.4%
      500M    Jacksonville Health Facs. Auth. Rev. Bonds, VR, 4.25%
              (LOC; NationsBank)                                                              500,000         239
------------------------------------------------------------------------------------------------------------------
              Georgia--4.8%
    1,000M    Burke County Dev. Auth. Poll. Control Rev. Bonds, VR, 5.45%
              (Georgia Power Co.)                                                           1,000,000         477
------------------------------------------------------------------------------------------------------------------
              Illinois--4.8%
    1,000M    Illinois Ed. Facs. Auth. Rev. Bonds, VR, 4.15%
              (LOC; Northern Trust)                                                         1,000,000         477
------------------------------------------------------------------------------------------------------------------
              Louisiana--8.1%
      700M    De Soto Parish Poll. Control Rev. Bonds, VR, 4.15%
              (Central LA Electric)(LOC; Swiss Bank)                                          700,000         334
    1,000M    Jefferson Parish Hosp. Svc. Rev. Bonds, VR, 4.15%
              (FGIC Insured)(SPA; FGIC Securities)                                          1,000,000         477
------------------------------------------------------------------------------------------------------------------
                                                                                            1,700,000         811
------------------------------------------------------------------------------------------------------------------
              Maine--2.4%
      500M    Maine Health & Higher Ed. Fac. Auth. Rev. Bonds, VR, 4.2%
              (AMBAC Insured)(SPA; First National Bank, Chicago)                              500,000         239
------------------------------------------------------------------------------------------------------------------
              Maryland--6.0%
    1,000M    Baltimore County, Poll. Control Rev. Bonds, CP, 3.5%, 7/2/97
              (Baltimore Gas & Electric Co.)                                                1,000,000         477
      250M    State of Maryland Dept. of Trans. Rev. Bonds, 4.0%, 7/1/97                      250,000         119
------------------------------------------------------------------------------------------------------------------
                                                                                            1,250,000         596
------------------------------------------------------------------------------------------------------------------
              Massachusetts--.9%
      200M    Massachusetts State Health Facs. Auth. Rev. Bonds, VR, 3.9%
              (MBIA Insured)(SPA; Credit Suisse)                                              200,000          95
------------------------------------------------------------------------------------------------------------------
              Michigan--7.2%
      500M    Detroit Michigan City School Dist. School Aid Notes, 3.9%, 5/1/98               502,420         240
    1,000M    State of Michigan General Obligation Notes, 3.45%, 9/30/97                    1,002,542         478
------------------------------------------------------------------------------------------------------------------
                                                                                            1,504,962         718
------------------------------------------------------------------------------------------------------------------
              Missouri--4.8%
    1,010M    Missouri State Env. Imp. & Energy Res. Auth. Poll. Control Rev. Bonds,
              VR, 4.2%, (National Rural Utilities Coop. Fin. Corp.)                         1,010,000         482
------------------------------------------------------------------------------------------------------------------
              New Jersey--1.2%
      250M    City of Bayonne Bond Antic. Notes, 3.63%, 9/12/97                               250,134         119
------------------------------------------------------------------------------------------------------------------
              New York--1.9%
      400M    New York City General Obligation Bonds, VR, 5.5%
              (LOC; Morgan Guaranty Trust Co.)                                                400,000         191
------------------------------------------------------------------------------------------------------------------
              North Carolina--4.1%
      850M    State of North Carolina General Obligation Bonds, 3.49%, 8/1/97                 850,000         406
------------------------------------------------------------------------------------------------------------------
              Ohio--5.2%
    1,100M    Scioto County, Hosp. Facs. Rev. Bonds, VR, 4.15%
              (AMBAC Insured)(SPA; First National Bank, Chicago)                            1,100,000         525
------------------------------------------------------------------------------------------------------------------
              Oregon--2.4%
      500M    Klamath Falls, Elec. Rev. Bonds, 4.0%, 5/1/98
              (Escrowed to put in U.S. Treasury Securities)                                   502,009         239
------------------------------------------------------------------------------------------------------------------
              Pennsylvania--4.8%
    1,000M    York County General Auth. Pooled Fin. Rev. Bonds, VR, 4.15%
              (LOC; First Union National Bank)                                              1,000,000         477
------------------------------------------------------------------------------------------------------------------
              Puerto Rico--3.3%
      200M    Commonwealth of Puerto Rico Tax & Rev. Antic. Notes, 3.43%, 7/30/97             200,089          95
      500M    Government Development Bank of Puerto Rico, CP, 3.8%, 8/11/97                   500,000         239
------------------------------------------------------------------------------------------------------------------
                                                                                              700,089         334
------------------------------------------------------------------------------------------------------------------
              South Carolina--6.7%
    1,000M    Charleston County, Hosp. Facs. Rev. Bonds, VR, 4.35%
              (Brown Schools)(LOC; Bankers Trust)                                           1,000,000         477
      400M    South Carolina Ed. Facs. Rev. Bonds, VR, 4.2%
              (Presbyterian Coll. Proj.)(LOC; Wachovia Bank)                                  400,000         191
------------------------------------------------------------------------------------------------------------------
                                                                                            1,400,000         668
------------------------------------------------------------------------------------------------------------------
              Texas--7.6%
      500M    Capital Industrial Dev. Corp., Ind. Dev. Rev. Bonds, VR, 4.2%
              (LOC; Wachovia Bank)                                                            500,000         239
    1,000M    State of Texas Tax & Rev. Antic. Notes, 3.7%, 8/29/97                         1,001,361         478
      100M    Texas State General Obligation Bonds, 3.5%, 12/1/97                             100,298          47
------------------------------------------------------------------------------------------------------------------
                                                                                            1,601,659         764
------------------------------------------------------------------------------------------------------------------
              Virginia--2.4%
      500M    Lynchburg Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, VR, 4.2%
              (AMBAC Insured)(SPA; Mellon Bank)                                               500,000         239
------------------------------------------------------------------------------------------------------------------
              Washington--12.2%
      800M    Port of Kalama, Washington Pub. Corp. Rev. Bonds, VR, 4.05%
              (Conagra Inc. Proj.)(LOC; Morgan Guaranty Trust Co.)                            800,000         382
      250M    Washington State General Obligation Bonds, 3.64%, 8/1/97                        250,055         119
      600M    Washington St. Hsg. Fin. Comm. Hsg. Rev. Bonds, VR, 4.35%
              (LOC; U.S. Bank Washington)                                                     600,000         286
      900M    Washington St. Hsg. Fin. Comm. Hsg. Rev. Bonds, VR, 5.6%
              (LOC; Keybank)                                                                  900,000         429
------------------------------------------------------------------------------------------------------------------
                                                                                            2,550,055       1,216
------------------------------------------------------------------------------------------------------------------
              West Virginia--.9%
      200M    West Virginia Hosp. Fin. Auth. Hosp. Rev. Bonds, VR, 4.2%
              (St. Joseph's Hosp.)(LOC; Bank One)                                             200,000          95
------------------------------------------------------------------------------------------------------------------
              Wisconsin--.9%
      200M    Wisconsin State Operating Notes, 3.85%, 6/15/98                                 201,198          96
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $22,343,226)+                                   106.6%    22,343,226      10,659
Excess of Liabilities Over Other Assets                                           (6.6)    (1,381,542)       (659)
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                       100.0%   $20,961,684     $10,000
==================================================================================================================

The interest rate shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically;
the rates shown are the rates that were in effect at June 30, 1997. The variable rate securities are subject to optional tenders (which are exercised through put options) or mandatory redemptions.
The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

+ Aggregate cost for federal income tax purposes is the same.

Summary of Abbreviations:
         CP   Municipal Commercial Paper
         LOC  Letter of Credit
         SPA  Security Purchase Agreement
         VR   Variable Rate Notes

See notes to financial statements





Statement of Assets and Liabilities
June 30, 1997
-----------------------------------------------------------------------------------------------
                                                            First Investors     First Investors
                                                            Cash Management    Tax-Exempt Money
                                                                 Fund, Inc.   Market Fund, Inc.
-----------------------------------------------------------------------------------------------
Assets
Investments in securities (Note 1A):
At amortized cost                                                $129,928,723      $22,343,226
                                                                =============    =============
At value                                                         $129,928,723      $22,343,226
Cash (overdraft)                                                      554,170         (213,583)
Interest receivable                                                    48,642          157,474
Other assets                                                           24,200            4,891
                                                                -------------    -------------
Total Assets                                                      130,555,735       22,292,008
                                                                -------------    -------------
Liabilities
Payables:
Investment securities purchased                                            --        1,206,738
Dividend disbursing agent                                             520,367           75,825
Capital shares redeemed                                                99,524           27,261
Accrued expenses                                                       79,962           11,626
Accrued advisory fee                                                   53,783            8,874
                                                                -------------    -------------
Total Liabilities                                                     753,636        1,330,324
                                                                -------------    -------------
Net Assets                                                       $129,802,099      $20,961,684
                                                                =============    =============
Capital shares outstanding (Note 2):
Class A                                                           129,523,641       20,881,146
Class B                                                               278,458           80,538
Net asset value, offering price and redemption price per share--
Class A and Class B (Note 2)
(Net assets divided by shares outstanding)                              $1.00            $1.00
                                                                      =======          =======
See notes to financial statements





Statement of Operations
Six Months Ended June 30, 1997
-----------------------------------------------------------------------------------------------
                                                            First Investors     First Investors
                                                            Cash Management    Tax-Exempt Money
                                                                 Fund, Inc.   Market Fund, Inc.
-----------------------------------------------------------------------------------------------
Investment Income
Interest income                                                    $3,661,096         $406,347
                                                                  -----------      -----------
Expenses (Notes 1 and 3):
Advisory fee                                                          331,455           56,052
Shareholder servicing costs                                           375,966           41,335
Custodian fees                                                         37,427            7,895
Reports and notices to shareholders                                    19,376            2,391
Professional fees                                                      16,839           12,340
Other expenses                                                         24,162            5,820
                                                                  -----------      -----------
Total expenses                                                        805,225          125,833
Less: Expenses waived or assumed                                     (321,947)         (46,803)
Custodian fees paid indirectly                                             --             (220)
                                                                  -----------      -----------
Net expenses                                                          483,278           78,810
                                                                  -----------      -----------
Net investment income                                               3,177,818          327,537
Net realized loss on investments                                         (107)              --
                                                                  -----------      -----------
Net Increase in Net Assets Resulting from Operations               $3,177,711         $327,537
                                                                  ===========      ===========
See notes to financial statements





Statement of Changes in Net Assets

                                                    First Investors                     First Investors
                                                   Cash Management                      Tax-Exempt Money
                                                     Fund, Inc.                         Market Fund, Inc.
                                         -----------------------------------  ---------------------------------------
                                      Six Months Ended          Year Ended     Six Months Ended            Year Ended
                                         June 30, 1997   December 31, 1996        June 30, 1997     December 31, 1996
---------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                       $3,177,818          $5,984,942             $327,537              $690,980
Net realized gain (loss) on investment            (107)              4,327                   --                    --
                                         -------------       -------------        -------------         -------------
Net increase in net assets resulting
from operations and declared as
distributions to shareholders
(Note 1C)                                   $3,177,711          $5,989,269             $327,537              $690,980
                                          ============        ============         ============          ============
Capital Share Transactions (Note 2)
Class A:
Proceeds from shares sold                 $114,922,737        $266,249,897          $16,793,085           $29,038,289
Value of distributions reinvested            2,590,126           5,804,016              265,828               681,810
Cost of shares redeemed                   (121,789,974)       (266,887,931)         (19,065,380)          (31,877,037)
                                         -------------       -------------        -------------         -------------
                                            (4,277,111)          5,165,982           (2,006,467)           (2,156,938)
                                         -------------       -------------        -------------         -------------
Class B:
Proceeds from shares sold                      373,722             545,531                   --                99,668
Value of distributions reinvested                3,273               2,349                  718                   952
Cost of shares redeemed                       (205,481)           (496,463)                 (11)              (20,799)
                                         -------------       -------------        -------------         -------------
                                               171,514              51,417                  707                79,821
                                         -------------       -------------        -------------         -------------
Total increase (decrease) in net assets     (4,105,597)          5,217,399           (2,005,760)           (2,077,117)
Net Assets
Beginning of period                        133,907,696         128,690,297           22,967,444            25,044,561
                                         -------------       -------------        -------------         -------------
End of period                             $129,802,099        $133,907,696          $20,961,684           $22,967,444
                                          ============        ============         ============          ============

See notes to financial statements




Notes to Financial Statements
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

1. Significant Accounting Policies--The Funds are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. The objective of each Fund is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Tax-Exempt Money Market Fund seeks to earn a high rate of current income exempt from federal income tax and is not an item of tax preference for purposes of the federal alternative minimum tax, consistent with the preservation of capital and maintenance of liquidity.

A. Security Valuation--The Funds value portfolio securities using the amortized cost method, which excludes unrealized gains or losses from the computation of portfolio value. This is accomplished by valuing a security at cost plus amortization of discount or accretion of premium. While this method of valuation tends to produce stable valuation of securities held to their maturity, the actual market value of the security, if sold prior to maturity, may vary from the security's value to the Funds while in the Funds' portfolios.

B. Federal Income Taxes--It is the policy of the Funds to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains to relieve the Funds from all, or substantially all, federal income taxes.

C. Distributions--The Funds declare distributions daily and pay distributions monthly. Distributions are declared from the total of net investment income and net realized gains or losses on investments. Distributions paid by the Tax-Exempt Money Market Fund from net investment income are considered exempt-interest dividends and as such should not be subject to federal income taxes.

D. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the recorded amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for both financial statement and federal income tax purposes. Interest income and estimated expenses are accrued daily. The custodian of Tax-Exempt Money Market Fund has provided credits in the amount of $220 against custodian charges based on the uninvested cash balances of the Fund.

2. Capital Stock--At June 30, 1997, paid-in capital amounted to $129,802,099 for the Cash Management Fund and $20,961,684 for the Tax-Exempt Money Market Fund. The numbers of shares transacted during the period are the same as the amounts included in the Statement of Changes in Net Assets since shares are recorded at $1.00 per share.

Each Fund offers two classes of shares, Class A and B. Both classes are sold without an initial sales charge. However, Class B shares, which may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares, are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% after the sixth year, which is payable to FIC as underwriter of the Funds.

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors of the Funds are officers and directors of the investment adviser, First Investors Management Company, Inc. ("FIMCO"), the underwriter, First Investors Corporation ("FIC"), the transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Cash Management Fund's Individual Retirement Accounts. Officers and directors of the Funds received no remuneration from the Funds for serving in such capacities. Their remuneration (together with certain other expenses of the Funds) is paid by FIMCO or FIC.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the rate of .50% of each Fund's average daily net assets. For the six months ended June 30, 1997, the investment adviser assumed expenses of the Cash Management Fund and the Tax-Exempt Money Market Fund of $232,365 and $35,977, respectively.

For the six months ended June 30, 1997, shareholder servicing costs of the Cash Management Fund included transfer agent fees accrued to ADM of $291,018 (of which $89,303 was waived) and $10,770 in IRA custodian fees paid to FFS. The Tax-Exempt Money Market Fund's shareholder servicing costs included transfer agent fees accrued to ADM in the amount of $32,104 (of which $10,726 was waived).

For the six months ended June 30, 1997, FIC received contingent deferred sales charges from the redemption of Class B shares of the Cash Management Fund amounting to $6,580. In addition, Class B shares are subject to 12b-1 fees which are payable monthly to FIC at the annual rate of 1% of the Class B shares' average net assets. For the six months ended June 30, 1997, FIC received a total of $1,138 in 12b-1 fees from the two Funds, after waiving $379 (or .25% of the fee). Such amounts are included in other expenses on the Statement of Operations.




Financial Highlights

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
--------------------------------------------------------------------------------
                                      Per  Share  Data
                        ----------------------------------------
                             Net Asset
                                 Value                  Dividends
                            (unchanged          Net      from Net          Total
                           during each   Investment    Investment         Return
                               period)       Income        Income             (%)
--------------------------------------------------------------------------------
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
------------------------------------------
CLASS A
-------
1992                            $1.00         $.030         $.030          3.03
1993                             1.00          .025          .025          2.57
1994                             1.00          .036          .036          3.69
1995                             1.00          .053          .053          5.42
1996                             1.00          .048          .048          4.89
1/1/97-6/30/97                   1.00          .024          .024          2.42

CLASS B
-------
1995*                            1.00          .044          .044          4.46
1996                             1.00          .040          .040          4.11
1/1/97-6/30/97                   1.00          .020          .020          2.04

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
--------------------------------------------------
CLASS A
-------
1992                            $1.00         $.023         $.023          2.36
1993                             1.00          .018          .018          1.85
1994                             1.00          .022          .022          2.24
1995                             1.00          .032          .032          3.24
1996                             1.00          .028          .028          2.85
1/1/97-6/30/97                   1.00          .015          .015          1.48

CLASS B
-------
1995*                            1.00          .024          .024          2.40
1996                             1.00          .020          .020          2.04
1/1/97-6/30/97                   1.00          .011          .011          1.10



Financial Highlights (continued)

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------------------------------
                                                Ratios / Supplemental  Data
                        ----------------------------------------------------------------------
                                                                        Ratio to Average
                                                                            Net Assets
                                               Ratio to                   Prior to Waiver
                                           Average Net Assets+            of Fees (Note 3)
                                      ---------------------------     -----------------------
                           Net Assets,                        Net                         Net
                               End of                  Investment                  Investment
                               Period      Expenses        Income      Expenses        Income
                          (thousands)           (%)           (%)           (%)           (%)
----------------------------------------------------------------------------------------------
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
------------------------------------------
CLASS A
-------
1992                         $150,895           .87          3.02          1.16          2.72
1993                          127,178           .70          2.54          1.15          2.09
1994                          128,495           .70          3.72          1.15          3.26
1995                          128,635           .70          5.29          1.18          4.81
1996                          133,801           .70          4.78          1.19          4.29
1/1/97-6/30/97                129,524           .73(a)       4.80(a)       1.22(a)       4.31(a)

CLASS B
-------
1995*                              56          1.45(a)       4.54(a)       1.93(a)       4.06(a)
1996                              107          1.45          4.04          1.94          3.54
1/1/97-6/30/97                    278          1.48(a)       4.05(a)       1.97(a)       3.56(a)

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
--------------------------------------------------
CLASS A
-------
1992                          $25,399           .95          2.33          1.05          2.23
1993                           23,857           .70          1.83           .92          1.61
1994                           26,424           .70          2.24          1.02          1.92
1995                           25,045           .71          3.18          1.06          2.84
1996                           22,888           .71          2.81          1.08          2.44
1/1/97-6/30/97                 20,881           .70(a)       2.92(a)       1.12(a)       2.50(a)

CLASS B
-------
1995*                             .01          1.46(a)       2.43(a)       1.81(a)       2.09(a)
1996                               80          1.46          2.06          1.83          1.69
1/1/97-6/30/97                     81          1.45(a)       2.17(a)       1.87(a)       1.75(a)

+   Net of fees waived or assumed
*   For the period January 12, 1995 (date Class B shares were first offered) to December 31, 1995
(a) Annualized

See notes to financial statements




Independent Auditor's Report

To the Shareholders and Board of Directors of First Investors Cash Management Fund, Inc. and
First Investors Tax-Exempt Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc. including the portfolios of investments, as of June 30, 1997, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1997 and the year ended December 31, 1996 and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc. at June 30, 1997, and the results of their operations, changes in their net assets and financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles.

                                                Tait, Weller & Baker

Philadelphia, Pennsylvania
July 31, 1997


FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Directors
--------------------------------------------------

James J. Coy (Emeritus)

Roger L. Grayson

Glenn O. Head

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

Nancy S. Schaenen

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
--------------------------------------------------

Glenn O. Head
President

Michael J. O'Keefe
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer

Each Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that either Fund will be able to do so or to achieve its investment objective. An investment in either Fund is neither insured nor guaranteed by the U.S. Government.

Shareholder Information
--------------------------------------------------

Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, PA 19102

It is each Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. Each Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.